united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 11/30

Date of reporting period: 05/31/2017

Item 1. Reports to Stockholders.

Quantx Dynamic Beta US Equity ETF (XUSA)
Quantx Risk Managed Growth ETF (QXGG)
Quantx Risk Managed Multi Asset Income ETF (QXMI)
Quantx Risk Managed Multi Asset Total Return ETF (QXTR)
Quantx Risk Managed Real Return ETF (QXRA)

Semi-Annual Report
May 31, 2017

1-866-270-0300
www.quantxfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Quantx ETF Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Quantx Dynamic Beta US Equity ETF Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2017

The Fund’s performance figures* for the period ended May 31, 2017, as compared to its benchmarks:

Since Inception**
May 31, 2017
Quantx Dynamic Beta US Equity ETF - NAV	3.20%
Quantx Dynamic Beta US Equity ETF - Market Price	3.22%
Quantx Dynamic Beta US Equity Index	3.13%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded NAV on May 31, 2017. Performance data current to the most recent month end may be obtained by visiting www.Quantxfunds.com or by calling 1-866-270-0300

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 0.59% per the most recent prospectus.

Quantx Dynamic Beta US Equity (XUSA) Index is reconstituted monthly and rebalanced as needed to stay within pre-determined thresholds for portfolio weightings. Due to the nature of the XUSA Fund’s strategy, it may have relatively high portfolio turnover compared to other funds, which may lead to higher transaction costs that may affect the XUSA Fund’s performance.

**	As of the close of business on the day of commencement of trading on January 25, 2017.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Media	8.1%
Telecommunications	6.2%
Chemicals	6.2%
Commercial Services	6.1%
Banks	6.1%
Miscellaneous Manufacturing	5.8%
Real Estate Investment Trusts (REITs)	5.8%
Diversified Financial Services	5.5%
Biotechnology	5.2%
Other Assets in Excess of Liabilities	45.0%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s Holdings.

Quantx Risk Managed Growth ETF Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2017

The Fund’s performance figures* for the period ended May 31, 2017, as compared to its benchmarks:

Since Inception**
May 31, 2017
Quantx Risk Managed Growth ETF - NAV	3.56%
Quantx Risk Managed Growth ETF - Market Price	3.58%
Quantx Risk Managed Growth Index	3.75%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded NAV on May 31, 2017. Performance data current to the most recent month end may be obtained by visiting www.Quantxfunds.com or by calling 1-866-270-0300

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 1.22% per the most recent prospectus.

Quantx Risk Managed Growth (QXGG) Index will be allocated to equity securities in what the methodology determines to be the best performing markets. During conditions when the methodology determines that the risk of holding certain securities is elevated, the QXGG Index may allocate as much as 100% to cash and cash equivalents and/or fixed income instruments. The QXGG Index may have exposure to companies in any industry, country, and of any market capitalization. The QXGG Fund defines equity securities as common and preferred stock, as well as total returns swaps on those securities. The QXGG Index may remove a security when the methodology indicates that the security is overvalued or better investment opportunities are available. The QXGG Index is reconstituted daily and rebalanced as needed to stay within pre-determined thresholds for portfolio weightings.

**	As of the close of business on the day of commencement of trading on January 25, 2017.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Asset Allocation Funds	97.7%
Other Assets in Excess of Liabilities	2.3%
Total	100%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s Holdings.

Quantx Risk Managed Multi Asset Income ETF Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2017

The Fund’s performance figures* for the period ended May 31, 2017, as compared to its benchmarks:

Since Inception**
May 31, 2017
Quantx Risk Managed Multi-Asset Income ETF - NAV	3.43%
Quantx Risk Managed Multi-Asset Income ETF - Market Price	3.45%
Quantx Risk Managed Multi-Asset Income Index	3.36%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded NAV on May 31, 2017. Performance data current to the most recent month end may be obtained by visiting www.Quantxfunds.com or by calling 1-866-270-0300

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 1.12% per the most recent prospectus.

Quantx Risk Managed Multi-Asset Income (QXMI) Index will be allocated to income producing securities in what the methodology determines to be the best performing markets. During conditions when the methodology determines that the risk of holding these securities is elevated, the QXMI Index may allocate as much as 100% to cash and cash equivalents. The QXMI Index may remove a security when the methodology indicates that the security is overvalued or better investment opportunities are available. The QXMI Index is reconstituted daily and rebalanced as needed to stay within pre-determined thresholds for portfolio weightings.

**	As of the close of business on the day of commencement of trading on January 25, 2017.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Debt Funds	44.3%
Exchange Traded Funds - Equity Funds	40.0%
Exchange Traded Funds - Asset Allocation Funds	12.5%
Other Assets in Excess of Liabilities	3.2%
Total	100%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s Holdings.

Quantx Risk Managed Multi Asset Total Return ETF Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2017

The Fund’s performance figures* for the period ended May 31, 2017, as compared to its benchmarks:

Since Inception**
May 31, 2017
Quantx Risk Managed Multi-Asset Total Return ETF - NAV	(0.32)%
Quantx Risk Managed Multi-Asset Total Return ETF - Market Price	(0.30)%
Quantx Risk Managed Multi-Asset Total Return Index	0.10%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded NAV on May 31, 2017. Performance data current to the most recent month end may be obtained by visiting www.Quantxfunds.com or by calling 1-866-270-0300

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 1.51% per the most recent prospectus.

Quantx Risk Managed Multi-Asset Total Return (QXTR) Index will be allocated to the asset classes described above in what the methodology determines to be the best performing markets. During conditions when the methodology determines that the risk of holding these securities is elevated, the QXTR Index may allocate as much as 100% to cash and cash equivalents and/or fixed income instruments. The QXTR Index may have exposure to companies in any industry, country, and of any market capitalization. The QXTR Index is reconstituted daily and rebalanced as needed to stay within pre-determined thresholds for portfolio weightings.

**	As of the close of business on the day of commencement of trading on January 25, 2017.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	60.1%
Exchange Traded Funds - Debt Funds	28.4%
Other Assets in Excess of Liabilities	11.5%
Total	100%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s Holdings.

Quantx Risk Managed Real Return ETF Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2017

The Fund’s performance figures* for the period ended May 31, 2017, as compared to its benchmarks:

Since Inception**
May 31, 2017
Quantx Risk Managed Real Return ETF - NAV	(3.80)%
Quantx Risk Managed Real Return ETF - Market Price	(3.78)%
Quantx Risk Managed Real Return Index	(3.60)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded NAV on May 31, 2017. Performance data current to the most recent month end may be obtained by visiting www.Quantxfunds.com or by calling 1-866-270-0300

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 1.22% per the most recent prospectus.

Quantx Risk Managed Real Return (QXRR) index will be allocated to real assets in what the methodology determines to be the best performing markets. During conditions when the methodology determines that the risk of holding these securities is elevated, the QXRR Index may allocate as much as 100% to cash and cash equivalents and/or fixed income instruments (TIPS). The QXRR Index may have exposure to companies in any industry, country, and of any market capitalization.

**	As of the close of business on the day of commencement of trading on January 25, 2017.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	79.0%
Exchange Traded Funds - Debt Funds	15.1%
Exchange Traded Notes	4.1%
Other Assets in Excess of Liabilities	1.8%
Total	100%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s Holdings.

Quantx Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2017

Shares		Fair Value
	COMMON STOCKS - 88.9%
	BANKS - 6.1%
14,616	Bank of Hawaii Corp.	$1,136,102
16,066	Commerce Bancshares, Inc.	860,013
5,104	East West Bancorp, Inc.	279,342
		2,275,457
	BIOTECHNOLOGY - 5.2%
4,466	Biogen, Inc.*	1,106,541
8,932	Charles River Laboratories International, Inc.*	822,191
		1,928,732
	CHEMICALS - 6.2%
18,386	Cabot Corp.	960,301
24,766	RPM International, Inc.	1,343,060
		2,303,361
	COMMERCIAL SERVICES - 6.1%
5,191	Cintas Corp.	653,443
6,699	Euronet Worldwide, Inc.*	584,354
10,353	WEX, Inc.*	1,057,662
		2,295,459
	DIVERSIFIED FINANCIAL SERVICES - 5.5%
34,075	Federated Investors, Inc.	905,032
22,939	SEI Investments Co.	1,149,014
		2,054,046
	ELECTRIC - 2.0%
26,767	MDU Resources Group, Inc.	728,865

	ENTERTAINMENT - 3.8%
51,504	Lions Gate Entertainment Corp.	1,395,758
435	Six Flags Entertainment Corp.	26,265
		1,422,023
	GAS- 1.6%
10,498	National Fuel Gas Co.	595,866

	HAND MACHINE TOOLS - 3.0%
14,384	Regal Beloit Corp.	1,139,213

	HEALTHCARE-PRODUCTS - 4.4%
8,033	Hill-Rom Holdings, Inc.	621,433
2,465	IDEXX Laboratories, Inc.*	415,081
2,030	ResMed, Inc.	144,333
4,814	West Pharmaceutical Services, Inc.	467,054
		1,647,901
	HEALTHCARE-SERVICES - 1.7%
10,672	LifePoint Health, Inc.*	648,858

	HOME FURNISHINGS - 1.4%
10,005	Leggett & Platt, Inc.	520,460

	INSURANCE - 4.6%
6,235	Allied World Assurance Co.	327,774
22,620	CNA Financial Corp.	1,031,472
4,669	Torchmark Corp.	352,510
		1,711,756

See accompanying notes to financial statements.

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

Shares		Fair Value
	INTERNET - 3.9%
6,554	CDW Corp.	$394,420
56,521	Groupon, Inc.*	170,128
20,126	Zillow Group, Inc.	883,330
		1,447,878
	MEDIA - 8.1%
11,687	John Wiley & Sons, Inc.	592,531
36,569	Liberty Media Corp-Liberty SiriusXM*	1,523,830
67,280	News Corp.	921,736
		3,038,097
	MISCELLANEOUS MANUFACTURING - 5.8%
7,366	Carlisle Cos, Inc.	746,397
29,928	Donaldson Co, Inc.	1,435,347
		2,181,744
	OIL & GAS - 0.7%
11,542	Oceaneering International, Inc.	281,394

	PHARMACEUTICALS - 2.6%
12,963	Cardinal Health, Inc.	963,021

	RETAIL - 3.5%
522	Panera Bread Co.*	164,164
5,220	Penske Automotive Group, Inc.	221,067
1,276	Ross Stores, Inc.	81,562
23,374	World Fuel Services Corp.	826,037
		1,292,830
	SAVINGS & LOANS - 2.7%
61,828	People’s United Financial, Inc.	1,024,490

	SEMICONDUCTORS - 1.3%
4,698	Skyworks Solutions, Inc.	500,008

	SOFTWARE - 2.5%
67,831	Inovalon Holdings, Inc.*	922,502

	TELECOMMUNICATIONS - 6.2%
17,313	EchoStar Corp.*	1,022,333
45,385	Telephone & Data Systems, Inc.	1,294,834
		2,317,167
	TOTAL COMMON STOCKS (Cost $32,987,728)	33,241,128

See accompanying notes to financial statements.

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

Shares		Fair Value
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.8%
68,034	AGNC Investment Corp.	$1,414,427
2,059	Care Capital Properties, Inc.	54,131
5,916	Corporate Office Properties Trust	199,547
4,350	CubeSmart	108,576
46,110	DDR Corp.	395,624
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,228,412)	2,172,305

	TOTAL INVESTMENTS - 94.7% (Cost $35,216,140) (a)	$35,413,433
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%	1,999,538
	TOTAL NET ASSETS - 100.0%	$37,412,971

ETF - Exchange Traded Fund

*	Non-Income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,216,140 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$852,880
Unrealized Depreciation:	(655,587)
Net Unrealized Appreciation:	$197,293

See accompanying notes to financial statements.

Quantx Risk Managed Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.7%
	ASSET ALLOCATION FUNDS - 97.7%
188,016	iShares MSCI EAFE ETF	$12,420,337
1,399,296	Quantx Dynamic Beta US Equity ETF* #	36,101,837
50,400	SPDR S&P 500 ETF Trust	12,168,576
		60,690,750
	TOTAL EXCHANGE TRADED FUNDS (Cost $58,389,433)	60,690,750

	TOTAL INVESTMENTS - 97.7% (Cost $58,389,433) (a)	$60,690,750
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%	1,448,565
	TOTAL NET ASSETS - 100.0%	$62,139,315

ETF - Exchange Traded Fund

*	Non-Income producing security.

#	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $58,389,433 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized Appreciation:	$2,301,317
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$2,301,317

See accompanying notes to financial statements.

Quantx Risk Managed Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 93.2%
	ASSET ALLOCATION FUND - 12.5%
29,376	SPDR Bloomberg Barclays Convertible Securities ETF	$1,443,243

	DEBT FUNDS - 44.3%
1,332	iShares 7-10 Year Treasury Bond ETF	142,950
2,268	iShares 20+ Year Treasury Bond ETF	282,139
9,954	iShares iBoxx $ High Yield Corporate Bond ETF	882,422
2,376	iShares iBoxx $ Investment Grade Corporate Bond ETF	285,714
15,849	iShares JP Morgan USD Emerging Markets Bond ETF	1,832,620
36,054	iShares US Preferred Stock ETF	1,407,548
11,808	PowerShares Senior Loan Portfolio	275,245
		5,108,638
	EQUITY FUNDS - 40.0%
13,248	Global X SuperDividend ETF	281,917
8,568	iShares International Select Dividend ETF	284,286
38,007	iShares Mortgage Real Estate Capped ETF	1,757,064
12,690	PowerShares S&P 500 BuyWrite Portfolio	286,794
33,264	SPDR Dow Jones International Real Estate ETF	1,301,620
3,618	Vanguard High Dividend Yield ETF	281,734
1,719	Vanguard REIT ETF	141,285
9,882	Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	285,293
		4,619,993
	TOTAL EXCHANGE TRADED FUNDS (Cost $10,880,239)	11,171,874

	TOTAL INVESTMENTS - 96.8% (Cost $10,880,239) (a)	$11,171,874
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%	366,320
	TOTAL NET ASSETS - 100.0%	$11,538,194

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,880,239 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$296,178
Unrealized Depreciation:	(4,543)
Net Unrealized Appreciation:	$291,635

See accompanying notes to financial statements.

Quantx Risk Managed Multi-Asset Total Return ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 88.5%
	DEBT FUND - 28.4%
46,750	iShares 7-10 Year Treasury Bond ETF	$5,017,210
68,365	iShares 20+ Year Treasury Bond ETF	8,504,606
7,645	iShares Core U.S. Aggregate Bond ETF	839,115
28,435	iShares iBoxx $ High Yield Corporate Bond ETF	2,520,763
22,550	iShares JP Morgan USD Emerging Markets Bond ETF	2,607,457
		19,489,151
	EQUITY FUNDS - 60.1%
30,470	Guggenheim S&P 500 Equal Weight ETF	2,801,107
51,095	iShares MSCI EAFE ETF	3,375,335
158,840	Materials Select Sector SPDR Fund	8,431,227
32,945	SPDR S&P500 ETF Trust	7,954,241
184,305	Vanguard REIT ETF	15,148,028
121,110	Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	3,496,446
		41,206,384
	TOTAL EXCHANGE TRADED FUNDS (Cost $59,620,476)	60,695,535

	TOTAL INVESTMENTS - 88.5% (Cost $59,620,476) (a)	$60,695,535
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.5%	7,846,760
	TOTAL NET ASSETS - 100.0%	$68,542,295

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $59,620,476 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,274,108
Unrealized Depreciation:	(199,049)
Net Unrealized Appreciation:	$1,075,059

See accompanying notes to financial statements.

Quantx Risk Managed Real Return ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 94.1%
	DEBT FUND - 15.1%
224	iShares 7-10 Year Treasury Bond ETF	$24,040
12,448	iShares TIPS Bond ETF	1,427,537
		1,451,577
	EQUITY FUNDS - 79.0%
17,064	Energy Select Sector SPDR Fund	1,116,668
23,576	iShares Global Infrastructure ETF	1,052,904
22,312	Materials Select Sector SPDR Fund	1,184,321
20,368	VanEck Vectors Gold Miners ETF	462,150
41,832	Vanguard Global ex-U.S. Real Estate ETF	2,360,789
17,288	Vanguard REIT ETF	1,420,901
		7,597,733
	TOTAL EXCHANGE TRADED FUNDS (Cost $9,063,068)	9,049,310

	EXCHANGE TRADED NOTES - 4.1%
13,472	JPMorgan Alerian MLP Index ETN	402,947
	TOTAL EXCHANGE TRADED NOTES (Cost $454,983)	402,947

	TOTAL INVESTMENTS - 98.2% (Cost $9,518,051) (a)	$9,452,257
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	168,999
	TOTAL NET ASSETS - 100.0%	$9,621,256

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,518,051 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$165,385
Unrealized Depreciation:	(231,179)
Net Unrealized Depreciation:	$(65,794)

See accompanying notes to financial statements.

The Quantx ETF Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2017

	Quantx Dynamic	Quantx Risk	Quantx Risk Managed	Quantx Risk Managed	Quantx Risk
	Beta US Equity	Managed Growth	Multi-Asset Income	Multi-Asset Total Return	Managed Real Return
	ETF Fund	ETF Fund	ETF Fund	ETF Fund	ETF Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$35,216,140	$23,445,596	$10,880,239	$59,620,476	$9,518,051
Affiliated investments at cost	—	34,943,837	—	—	—
Unaffiliated investments at value	$35,413,433	$24,588,913	$11,171,874	$60,695,535	$9,452,257
Affiliated investments at value	—	36,101,837	—	—	—
Cash	1,965,889	1,485,825	367,973	6,501,784	164,236
Dividends and interest receivable	34,586	—	—	—	6,651
Receivable for securities sold	—	—	—	1,404,127	—
Receivable due from Adviser	2,257	—	—	—	—
Prepaid expenses and other assets	306	—	—	—	—
TOTAL ASSETS	37,416,471	62,176,575	11,539,847	68,601,446	9,623,144

LIABILITIES
Investment advisory fees payable	—	35,760	903	58,151	1,388
Custody fees payable	3,500	1,500	750	1,000	500
TOTAL LIABILITIES	3,500	37,260	1,653	59,151	1,888
NET ASSETS	$37,412,971	$62,139,315	$11,538,194	$68,542,295	$9,621,256

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$36,359,603	$59,902,769	$11,260,004	$68,729,867	$9,996,347
Accumulated net investment gain (loss)	132,360	(114,063)	10,578	(17,276)	9,037
Accumulated net realized gain (loss) from security transactions	723,715	49,292	(24,023)	(1,245,355)	(318,334)
Net unrealized appreciation (depreciation) on investments	197,293	2,301,317	291,635	1,075,059	(65,794)
NET ASSETS	$37,412,971	$62,139,315	$11,538,194	$68,542,295	$9,621,256

Net Asset Value Per Share:
Shares:
Net Assets	$37,412,971	$62,139,315	$11,538,194	$68,542,295	$9,621,256
Shares of beneficial interest outstanding	1,450,000	2,400,000	450,000	2,750,000	400,000
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$25.80	$25.89	$25.64	$24.92	$24.05

See accompanying notes to financial statements.

The Quantx ETF Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended May 31, 2017

	Quantx Dynamic	Quantx Risk	Quantx Risk Managed	Quantx Risk Managed	Quantx Risk
	Beta US Equity	Managed Growth	Multi-Asset Income	Multi-Asset Total Return	Managed Real Return
	ETF Fund	ETF Fund	ETF Fund	ETF Fund	ETF Fund
INVESTMENT INCOME
Dividends	$164,298	$72,939	$138,546	$271,145	$39,502
Interest	—	—	—	—	94
TOTAL INVESTMENT INCOME	164,298	72,939	138,546	271,145	39,596

EXPENSES
Investment advisory fees	64,686	187,002	30,453	288,421	30,559
TOTAL EXPENSES	64,686	187,002	30,453	288,421	30,559

Less: Fees waived by the Adviser	(32,748)	—	—	—	—

NET EXPENSES	31,938	187,002	30,453	288,421	30,559
NET INVESTMENT INCOME (LOSS)	132,360	(114,063)	108,093	(17,276)	9,037

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from security transactions	723,715	49,292	(24,023)	(1,245,355)	(318,334)
Net change in unrealized appreciation (depreciation) on investments	197,293	2,301,317	291,635	1,075,059	(65,794)
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	921,008	2,350,609	267,612	(170,296)	(384,128)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,053,368	$2,236,546	$375,705	$(187,572)	$(375,091)

See accompanying notes to financial statements.

The Quantx ETF Funds
STATEMENTS OF CHANGES IN NET ASSETS

Quantx Dynamic Beta US Equity ETF Fund

For the Period Ended
May 31, 2017 (Unaudited)
FROM OPERATIONS
Net investment income	$132,360
Net realized gain from security transactions	723,715
Net change in unrealized appreciation on investments	197,293
Net increase in net assets resulting from operations	1,053,368

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	51,643,505
Cost of Shares Redeemed	(15,283,902)
Net decrease in net assets from shares of beneficial interest	36,359,603

TOTAL DECREASE IN NET ASSETS	37,412,971

NET ASSETS
Beginning of period	—
End of period*	$37,412,971
* Includes accumulated net investment income of:	$132,360

SHARE ACTIVITY
Shares Sold	2,050,000
Shares Redeemed	(600,000)
Net increase in shares of beneficial interest outstanding	1,450,000

See accompanying notes to financial statements.

The Quantx ETF Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Quantx Risk Managed Growth ETF Fund

For the Period Ended
May 31, 2017 (Unaudited)
FROM OPERATIONS
Net investment loss	$(114,063)
Net realized gain from security transactions	49,292
Net change in unrealized appreciation on investments	2,301,317
Net increase in net assets resulting from operations	2,236,546

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	59,902,769
Net increase in net assets from shares of beneficial interest	59,902,769

TOTAL INCREASE IN NET ASSETS	62,139,315

NET ASSETS
Beginning of period	—
End of period*	$62,139,315
* Includes accumulated net investment loss of:	$(114,063)

SHARE ACTIVITY
Shares Sold	2,400,000
Net increase in shares of beneficial interest outstanding	2,400,000

See accompanying notes to financial statements.

The Quantx ETF Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Quantx Risk Managed Multi Asset Income ETF Fund

For the Period Ended
May 31, 2017 (Unaudited)
FROM OPERATIONS
Net investment Income	$108,093
Net realized loss from security transactions	(24,023)
Net change in unrealized appreciation on investments	291,635
Net increase in net assets resulting from operations	375,705

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(97,515)
From distributions to shareholders	(97,515)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	13,818,706
Cost of Shares Redeemed	(2,558,702)
Net increase in net assets from shares of beneficial interest	11,260,004

TOTAL INCREASE IN NET ASSETS	11,538,194

NET ASSETS
Beginning of Period	—
End of Period *	$11,538,194
* Includes accumulated net investment income of:	$10,578

SHARE ACTIVITY
Shares Sold	550,000
Shares Redeemed	(100,000)
Net increase in shares of beneficial interest outstanding	450,000

See accompanying notes to financial statements.

The Quantx ETF Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Quantx Risk Managed Multi Asset Total Return ETF
Fund

For the Period Ended
May 31, 2017 (Unaudited)
FROM OPERATIONS
Net investment loss	$(17,276)
Net realized loss from security transactions	(1,245,355)
Net change in unrealized appreciation on investments	1,075,059
Net decrease in net assets resulting from operations	(187,572)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	72,483,954
Cost of Shares Redeemed	(3,754,087)
Net increase in net assets from shares of beneficial interest	68,729,867

TOTAL INCREASE IN NET ASSETS	68,542,295

NET ASSETS
Beginning of Period	—
End of Period *	$68,542,295
* Includes accumulated net investment loss of:	$(17,276)

SHARE ACTIVITY
Shares Sold	2,900,000
Shares Redeemed	(150,000)
Net increase in shares of beneficial interest outstanding	2,750,000

See accompanying notes to financial statements.

The Quantx ETF Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Quantx Risk Managed Real Return ETF Fund

For the Period Ended
May 31, 2017 (Unaudited)
FROM OPERATIONS
Net investment Income	$9,037
Net realized loss from security transactions	(318,334)
Net change in unrealized depreciation on investments	(65,794)
Net decrease in net assets resulting from operations	(375,091)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,996,347
Net increase in net assets from shares of beneficial interest	9,996,347

TOTAL INCREASE IN NET ASSETS	9,621,256

NET ASSETS
Beginning of Period	—
End of Period *	$9,621,256
* Includes accumulated net investment income of:	$9,037

SHARE ACTIVITY
Class A:
Shares Sold	400,000
Net increase in shares of beneficial interest outstanding	400,000

See accompanying notes to financial statements.

The Quantx ETF Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Quantx Dynamic Beta US Equity ETF Fund

For the Period Ended
May 31, 2017 (Unaudited) (1)
Net asset value, beginning of period	$25.00

Activity from investment operations:
Net investment income (2)	0.08
Net realized and unrealized gain on investments	0.72
Total from investment operations	0.80

Net asset value, end of period	$25.80

Market price, end of period	$25.80

Total return (3)(4)	3.20%

Net assets, at end of period (000s)	$37,413

Ratio of net expenses to average net assets (6)	0.59%
Ratio of net investment income to average net assets (5)(6)	0.91%

Portfolio Turnover Rate (3)(7)	330%

(1)	The Quantx Dynamic Beta US Equity ETF Fund commenced operations on January 25, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized for periods less than one year.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

The Quantx ETF Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Quantx Risk Managed Growth ETF Fund

For the Period Ended
May 31, 2017 (Unaudited) (1)
Net asset value, beginning of period	$25.00

Activity from investment operations:
Net investment loss (2)	(0.05)
Net realized and unrealized gain on investments	0.94
Total from investment operations	0.89

Net asset value, end of period	$25.89

Market price, end of period	$25.89

Total return (3)(4)	3.56%

Net assets, at end of period (000s)	$62,139

Ratio of net expenses to average net assets (6)	0.95%
Ratio of net investment loss to average net assets (5)(6)	(0.40)%

Portfolio Turnover Rate (3)(7)	77%

(1)	The Quantx Dynamic Risk Managed Growth ETF Fund commenced operations on January 25, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized for periods less than one year.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

The Quantx ETF Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Quantx Risk Managed Multi Asset Income ETF Fund

For the Period Ended
May 31, 2017 (Unaudited) (1)
Net asset value, beginning of period	$25.00

Activity from investment operations:
Net investment income (2)	0.25
Net realized and unrealized gain on investments	0.61
Total from investment operations	0.86

Less distributions from:
Net investment income	(0.22)
Total distributions	(0.22)

Net asset value, end of period	$25.64

Market price, end of period	$25.64

Total return (3)(4)	3.43%

Net assets, at end of period (000s)	$11,538

Ratio of net expenses to average net assets (6)	0.79%
Ratio of net investment income to average net assets (5)(6)	2.80%

Portfolio Turnover Rate (3)(7)	73%

(1)	The Quantx Risk Managed Multi-Asset Income ETF Fund commenced operations on January 25, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized for periods less than one year.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

The Quantx ETF Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

Quantx Risk Managed Multi Asset Total Return ETF Fund

For the Period Ended
May 31, 2017 (Unaudited) (1)
Net asset value, beginning of period	$25.00

Activity from investment operations:
Net investment loss (2)	(0.01)
Net realized and unrealized loss on investments	(0.07)
Total from investment operations	(0.08)

Net asset value, end of period	$24.92

Market price, end of period	$24.93

Total return (3)(4)	(0.32)%

Net assets, at end of period (000s)	$68,542

Ratio of net expenses to average net assets (6)	1.25%
Ratio of net investment loss to average net assets(5)(6)	(0.05)%

Portfolio Turnover Rate (3)(7)	174%

(1)	The Quantx Risk Managed Multi-Asset Total Return ETF Fund commenced operations on January 25, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized for periods less than one year.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

The Quantx ETF Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Quantx Risk Managed Real Return ETF Fund

For the Period Ended
May 31, 2017 (Unaudited) (1)
Net asset value, beginning of period	$25.00

Activity from investment operations:
Net investment income (2)	0.02
Net realized and unrealized loss on investments	(0.97)
Total from investment operations	(0.95)

Net asset value, end of period	$24.05

Market price, end of period	$24.05

Total return (3)(4)	(3.80)%

Net assets, at end of period (000s)	$9,621

Ratio of net expenses to average net assets (6)	0.95%
Ratio of net investment income to average net assets (5)(6)	0.28%

Portfolio Turnover Rate (3)(7)	188%

(1)	The Quantx Risk Managed Real Return ETF Fund commenced operations on January 25, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized for periods less than one year.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

The Quantx ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2017

1.	ORGANIZATION

The Quantx Dynamic Beta US Equity ETF Fund (Dynamic Beta US Equity ETF Fund), the Quantx Risk Managed Growth ETF Fund (Risk Managed Growth ETF Fund), the Quantx Risk Managed Multi-Asset Income ETF Fund (Risk Managed Multi-Asset Income ETF Fund), the Quantx Risk Managed Multi-Asset Total Return ETF Fund (Risk Managed Multi-Asset Total Return ETF Fund), the Quantx Risk Managed Real Return ETF Fund (Risk Managed Real Return ETF Fund) (collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV, (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds seeks to replicate investment results that generally correspond, before fees and expenses, to the performances of their respective index. The Funds commenced operation on January 25, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Quantx ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist from a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the

The Quantx ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Quantx ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2017 for the Fund’s assets measured at fair value:

Quantx Dynamic Beta US Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$33,241,128	$—	$—	$33,241,128
Real Estate Investment Trusts (REITs)	2,172,305	—	—	2,172,305
Total	$35,413,433	$—	$—	$35,413,433

Quantx Risk Managed Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$60,690,750	$—	$—	$60,690,750
Total	$60,690,750	$—	$—	$60,690,750

Quantx Risk Managed Multi-Asset Income ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,171,874	$—	$—	$11,171,874
Total	$11,171,874	$—	$—	$11,171,874

Quantx Risk Managed Multi-Asset Total Return ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$60,695,535	$—	$—	$60,695,535
Total	$60,695,535	$—	$—	$60,695,535

The Quantx ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

Quantx Risk Managed Real Return ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,049,310	$—	$—	$9,049,310
Exchange Traded Notes	402,947	—	—	402,947
Total	$9,452,257	$—	$—	$9,452,257

There were no transfers into or out of Level 1 and Level 2 during the year. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting year.

The Funds did not hold any Level 2 or Level 3 securities during the year.

*	See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually for Dynamic Beta US Equity ETF Fund, Risk Managed Growth ETF, Risk Managed Multi Asset Total Return ETF Fund, and Risk Managed Real Return ETF Fund and quarterly for Risk Managed Multi Asset Income ETF Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2017. The Funds identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

The Quantx ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2017, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $88,998,794 and $88,952,797 respectively, for Quantx Dynamic Beta US Equity ETF Fund, $40,617,324 and $52,241,153 respectively for Quantx Risk Managed Growth ETF Fund, $7,937,654 and $7,600,140 respectively, for Quantx Risk Managed Multi-Asset Income ETF Fund, $108,136,322 and $111,701,476 respectively, for Quantx Risk

Managed Multi-Asset Total Return ETF Fund, $17,447,319 and $17,151,368 respectively, for Quantx Risk Managed Real Return ETF Fund.

For the six months ended May 31, 2017, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $49,362,261 and $14,915,834 respectively, for Quantx Dynamic Beta US Equity ETF Fund, $69,963,970 and $0 respectively for Quantx Risk Managed Growth ETF Fund, $12,870,697 and $2,303,949 respectively, for Quantx Risk Managed Multi-Asset Income ETF Fund, $67,803,845 and $3,372,861 respectively, for Quantx Risk Managed Multi-Asset Total Return ETF Fund, $9,540,433 and $0 respectively, for Quantx Risk Managed Real Return ETF Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. The Advisor serves as the Funds’ Investment Advisor pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as Custodian and to act as transfer and shareholder services agent to the funds. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the funds.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.59%, 0.95%, 0.79%, 1.25% and 0.95% of Quantx Beta US Equity ETF Fund’s, Risk Managed Growth ETF Fund’s, Risk Managed Multi-Asset Income ETF Fund’s, Risk Managed Multi-Asset Total Return ETF Fund’s, and Risk Managed Real Return Fund’s average daily net assets, respectively.

The Quantx ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

For the period ended May 31, 2017 the advisor waived fees in the amount of $32,748 for Quantx Dynamic Beta US Equity ETF Fund.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of

The Quantx ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$500	2.00%*

*    The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The Risk Managed Growth ETF Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Quantx Dynamic Beta US Equity ETF. The Fund may redeem their investment from the security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Risk Managed Growth ETF Fund may be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the applicable Securities’ N-CSR available at “www.sec.gov”. As of May 31, 2017 the percentage of the Risk Managed Growth ETF Fund’s net assets was 58.10% invested in the Quantx Dynamic Beta US Equity ETF.

Index Risk – Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, it would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

The Quantx ETF Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

7.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Quantx Risk Managed Growth ETF Fund’s at May 31, 2017 are noted in the Fund’s Portfolio of Investments. Transactions during the six months ended May 31, 2017 with companies which are affiliates are as follows:

		Value - Beginning of			Dividends Credited	Value -End of
CUSIP	Description	Period	Purchases	Sales Proceeds	to Income	Period	Shares Held
66538H690	QuantX Dynamic Beta US Equity ETF	$—	$34,943,837	$—	$—	$36,101,837	36,101,837

8.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The Quantx ETF Funds
EXPENSE EXAMPLES (Unaudited)
May 31, 2017

Example

As a shareholder of the Quantx ETF’s, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 25, 2017 through May 31, 2017.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
		Actual		(5% return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses
	Account Value	Account Value	Paid During	Account Value	Paid During
	01/25/17	05/31/17	Period	05/31/17	Period
Quantx Dynamic Beta US Equity ETF Fund	$1,000.00	$1,032.00	$2.07	$1,021.99	$2.97
Quantx Risk Managed Growth ETF Fund	$1,000.00	$1,035.60	$3.34	$1,020.19	$4.78
Quantx Risk Managed Multi Asset Income ETF Fund	$1,000.00	$1,034.30	$2.77	$1,020.99	$3.98
Quantx Risk Managed Multi Asset Total Return ETF Fund	$1,000.00	$ 996.80	$4.31	$1,018.70	$6.29
Quantx Risk Managed Real Return ETF Fund	$1,000.00	$ 962.00	$3.22	$1,020.19	$4.78

*	“Actual” expense information for the Fund is for the period from January 25, 2017 to May 31, 2017. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 126/365 (to reflect the period from January 25, 2017 to May 31, 2017). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

The Quantx ETF Funds
ADDITIONAL INFORMATION (Unaudited)
May 31, 2017

Approval of the Investment Advisory Agreement –Blue Sky Asset Management, LLC- QuantX

In connection with the Meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”), held on October 20, 2016, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Blue Sky Asset Management, LLC (the “Adviser”) and the Trust, with respect to the Quantx Dynamic Beta US Equity ETF, Quantx Risk Managed Growth ETF, Quantx Risk Managed Multi -Asset Income ETF, Quantx Risk Managed Multi-Asset Total Return ETF, and Quantx Risk Managed Real Return ETF (each a “Fund” and together the “BlueSky ETFs”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that the Adviser has approximately $275,000,000 in assets under management, much of which is invested under similar strategies to the BlueSky ETFs. The Board reviewed the Adviser’s practices for monitoring compliance and found them to be suitable to the BlueSky ETFs. The Board was satisfied that the portfolio management team is well equipped to run the strategies and that the presentation to the Board demonstrated a high level of understanding of the BlueSky ETFs’ investment strategies. The Board concluded that the Adviser has the potential to deliver a quality of service in line with the Board’s expectations.

Performance. The Board discussed the performance of a separately managed account managed by the Adviser, which uses comparable strategies expected to be used for the BlueSky ETFs. The Board reviewed the Adviser’s profit and loss statement, balance sheet as of June 30, 2016 and income statements. The Board determined that the performance provided has been generally strong and is likely a favorable indication of the Adviser’s potential to generate positive returns for shareholders.

Fees and Expenses. The Board reviewed the proposed annual management fee for each of the BlueSky ETFs, noting that the Adviser proposes to charge a unitary management fee out of which the Adviser will pay substantially all expenses of the BlueSky ETFs including transfer agency, custody, fund administration, legal, audit and other services, but will not include any front-end or contingent deferred loads; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments; borrowing costs distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary

The Quantx ETF Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
May 31, 2017

course of business. The Board carefully considered the total fees and expenses for each BlueSky ETF based on comparable fees of the Adviser selected peer groups for each Fund’s anticipated Morningstar category. With respect to QuantX Dynamic Beta US Equity ETF, it noted that the advisory fee was equal to the peer group average and lower than the Morningstar category average. With respect to each of QuantX Risk Managed Growth ETF, QuantX Risk Managed Multi-Asset Income ETF, QuantX Risk Managed Multi-Asset Total Return ETF and QuantX Risk Managed Real Return ETF, it noted that although the advisory fee was higher than the peer group and Morningstar category averages, for each Fund other than QuantX Risk Managed Multi-Asset Total Return ETF, it was within the high low range for each benchmark, and for QuantX Risk Managed Multi-Asset Total Return ETF within the high low range of the Morningstar category. The Board discussed the competitive net expense ratios of each Fund relative to their peers. After further discussion they agreed that given the unitary fee structure, the fee was not unreasonable.

Fund:	Proposed Annual Management Fee:
QuantX Risk Managed Growth ETF	0.95%
QuantX Risk Managed Multi-Asset Income ETF	0.79%
QuantX Risk Managed Multi-Asset Total Return ETF	1.25%
QuantX Risk Managed Real Return ETF	0.95%
QuantX Dynamic Beta US Equity ETF	0.59%

Profitability. The Board reviewed a profitability analysis prepared by the Adviser and noted that the Adviser expects to derive profits during the first two years of operation of the BlueSky ETFs. The Board acknowledged that the analysis provided was merely an estimate and agreed that the Adviser may be optimistic in its estimates of profits during the initial term of the agreement. After further discussion, the Board agreed that the estimates do not appear unreasonable.

Economies of Scale. The Board noted that economies of scale have not yet been reached as the BlueSky ETFs have not yet launched. The Board noted that consideration of economies of scale will be revisited as assets grow for each of the BlueSky ETFs.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement is in the best interests of the BlueSky ETFs and their future shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-270-0300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-855-907-3373 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-907-3373.

ADVISER
Blue Sky Asset Management, LLC
6400 S. Fiddlers Green Circle
Suite 350
Greenwood Village, CO 80111

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/4/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/4/17

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 8/4/17